Schedule of Investments - March 31, 2020
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.13%	Held		Value
COMMUNICATION SERVICES - 6.19%
Media - 6.19%
Discovery, Inc. (a)		343,600	$6,026,744
The Interpublic Group of Companies, Inc.		96,900	1,568,811
News Corp.		603,300	5,414,617
Omnicom Group, Inc.		45,900	2,519,910
ViacomCBS, Inc.		86,300	1,209,063
TOTAL COMMUNICATION SERVICES			16,739,145

CONSUMER DISCRETIONARY - 12.86%
Auto Components - 5.97%
Adient PLC (a)		333,800	3,027,566
The Goodyear Tire & Rubber Company		742,800	4,323,096
Lear Corp.		15,000	1,218,750
Magna International, Inc.		237,300	7,574,616
			16,144,028
Automobiles - 1.74%
General Motors Company		181,800	3,777,804
Harley-Davidson, Inc.		48,500	918,105
			4,695,909
Hotels, Restaurants & Leisure - 0.23%
Hyatt Hotels Corp.		12,900	617,910

Household Durables - 0.58%
TRI Pointe Group, Inc. (a)		180,400	1,582,108

Specialty Retail - 4.34%
Bed Bath & Beyond, Inc.		587,600	2,473,796
Office Depot, Inc.		5,644,050	9,256,242
			11,730,038
TOTAL CONSUMER DISCRETIONARY			34,769,993

CONSUMER STAPLES - 2.26%
Food Products - 2.26%
Bunge Ltd.		148,900	6,109,367
TOTAL CONSUMER STAPLES			6,109,367

ENERGY - 11.13%
Energy Equipment & Services - 2.37%
Frank's International NV (a)		663,300	1,717,947
Halliburton Company		89,700	614,445
National Oilwell Varco, Inc.		89,400	878,802
NexTier Oilfield Solutions, Inc. (a)		2,327,165	2,722,783
Superior Energy Services, Inc. (a) (l)		320,810	471,591
			6,405,568
Oil, Gas & Consumable Fuels - 8.76%
Apache Corp.		473,900	1,980,902
Cairn Energy PLC (a) (v)		11,249,500	10,663,781
Cenovus Energy, Inc.		277,500	560,550
Equitrans Midstream Corp. (l)		408,100	2,052,743
Hess Corp.		94,500	3,146,850
Kosmos Energy Ltd. (a)		4,175,220	3,739,327
Marathon Oil Corp.		213,200	701,428
PDC Energy, Inc. (a)		135,700	842,697
			23,688,278
TOTAL ENERGY			30,093,846

FINANCIALS - 26.51%
Banks - 12.62%
CIT Group, Inc.		346,724	5,984,456
Citizens Financial Group, Inc.		577,400	10,860,894
Comerica, Inc.		42,300	1,241,082
Fifth Third Bancorp		124,400	1,847,340
First Horizon National Corp.		227,000	1,829,620
Popular, Inc.		353,400	12,369,000
			34,132,392
Capital Markets - 2.58%
Evercore, Inc.		62,200	2,864,932
Lazard Ltd.		64,900	1,529,044
State Street Corp.		48,500	2,583,595
			6,977,571
Consumer Finance - 3.12%
Discover Financial Services		133,300	4,754,811
SLM Corp.		511,200	3,675,528
			8,430,339
Diversified Financial Services - 1.92%
Equitable Holdings, Inc.		360,500	5,209,225

Insurance - 6.27%
Alleghany Corp.		2,900	1,601,815
American International Group, Inc.		52,200	1,265,850
CNO Financial Group, Inc.		663,500	8,220,765
Enstar Group Ltd. (a)		34,800	5,534,940
The Hartford Financial Services Group, Inc.		9,300	327,732
			16,951,102
TOTAL FINANCIALS			71,700,629

HEALTH CARE - 3.61%
Health Care Equipment & Supplies - 0.96%
Zimmer Biomet Holdings, Inc.		25,600	2,587,648

Health Care Providers & Services - 2.65%
Centene Corp. (a)		120,800	7,176,728
TOTAL HEALTH CARE			9,764,376

INDUSTRIALS - 14.82%
Aerospace & Defense - 2.35%
Embraer SA - ADR (a)		859,800	6,362,520

Air Freight & Logistics - 2.78%
Royal Mail PLC (v)		4,875,400	7,515,525

Construction & Engineering - 2.16%
Fluor Corp.		844,300	5,834,113

Machinery - 3.93%
CNH Industrial NV		867,900	4,868,919
Navistar International Corp. (a)		349,100	5,756,659
			10,625,578
Road & Rail - 3.60%
AMERCO		33,500	9,733,425
TOTAL INDUSTRIALS			40,071,161

INFORMATION TECHNOLOGY - 10.49%
Communications Equipment - 2.72%
CommScope Holding Company, Inc. (a)		448,100	4,082,191
Telefonaktiebolaget LM Ericsson - ADR		405,700	3,282,113
			7,364,304
Electronic Equipment, Instruments & Components - 5.47%
Arrow Electronics, Inc. (a)		120,100	6,229,587
Avnet, Inc.		119,800	3,006,980
Corning, Inc.		270,100	5,547,854
			14,784,421
Technology Hardware, Storage & Peripherals - 2.30%
Hewlett Packard Enterprise Company		641,400	6,227,994
TOTAL INFORMATION TECHNOLOGY			28,376,719

REAL ESTATE - 0.98%
Equity Real Estate Investment Trusts - 0.98%
Colony Capital, Inc.		784,800	1,373,400
Vornado Realty Trust		35,500	1,285,455
TOTAL REAL ESTATE			2,658,855

UTILITIES - 8.28%
Electric Utilities - 5.48%
NRG Energy, Inc.		258,500	7,046,710
PPL Corp.		315,300	7,781,604
			14,828,314
Independent Power and Renewable Electricity Producers - 2.80%
Vistra Energy Corp.		474,200	7,568,232
TOTAL UTILITIES			22,396,546

Total common stocks (Cost $508,735,723)			262,680,637

Total long-term investments (Cost $508,735,723)			262,680,637

COLLATERAL FOR SECURITIES ON LOAN - 0.35%
Money Market Funds - 0.35%
Invesco Government & Agency Portfolio - Institutional Class, 0.43%^		938,738	938,738
Total collateral for securities on loan (Cost $938,738)
	Principal
SHORT-TERM INVESTMENTS - 2.45%	Amount
Time Deposits - 2.45%
Banco Bilbao Vizcaya Argentaria SA, 0.15%, 04/01/2020*		$5,699,191	5,699,191
Citigroup, Inc., 0.03%, 04/01/2020*	GBP	758,587	942,239
Total short-term investments (Cost $6,687,604)			6,641,430

Total investments - 99.93% (Cost $516,362,065)			270,260,805

Other assets in excess of liabilities - 0.07%			180,684

Net assets - 100.00%			$270,441,489

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on a loan. The total market value of securities on loan was $892,107. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $18,179,306 which represented 6.72% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$244,501,331
Money Market Funds	938,738
Time Deposits	6,641,430
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	10,663,781
Industrials	7,515,525
Level 3 --- Significant unobservable inputs	-

Total Investments	$270,260,805

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.